UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO
FORM N-Q
JULY 31, 2008

Legg Mason Partners Variable Aggressive Growth Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Shares	Security	Value

COMMON STOCKS — 100.4%
CONSUMER DISCRETIONARY — 16.1%
Internet & Catalog Retail — 0.8%
540,950	Liberty Media Holding Corp., Interactive Group, Series A Shares *	$7,589,529

Media — 15.2%
1,345,595	Cablevision Systems Corp., New York Group, Class A Shares *	32,671,047
171,175	CBS Corp., Class B Shares	2,800,423
	Comcast Corp.:
205,438	Class A Shares	4,236,131
2,162,527	Special Class A Shares	44,418,305
212,880	Discovery Holding Co., Class A Shares *	4,232,054
	Liberty Global Inc.:
84,367	Series A Shares *	2,432,301
85,560	Series C Shares *	2,344,344
394,760	Liberty Media Corp. — Entertainment, Series A *	9,718,991
2,699,500	Sirius Satellite Radio Inc. *	4,319,200
1,000,067	Time Warner Inc.	14,320,959
171,175	Viacom Inc., Class B Shares *	4,780,918
721,400	Walt Disney Co.	21,894,490
40,200	World Wrestling Entertainment Inc., Class A Shares	658,878

	Total Media	148,828,041

Specialty Retail — 0.1%
224,700	Charming Shoppes Inc. *	1,224,615

	TOTAL CONSUMER DISCRETIONARY	157,642,185

ENERGY — 23.5%
Energy Equipment & Services — 14.8%
173,400	Core Laboratories NV	22,474,374
274,288	National-Oilwell Varco Inc. *	21,567,265
2,680,800	Weatherford International Ltd. *	101,146,584

	Total Energy Equipment & Services	145,188,223

Oil, Gas & Consumable Fuels — 8.7%
1,482,700	Anadarko Petroleum Corp.	85,863,157

	TOTAL ENERGY	231,051,380

FINANCIALS — 5.1%
Capital Markets — 4.1%
160,400	Cohen & Steers Inc.	4,013,208
1,226,784	Lehman Brothers Holdings Inc.	21,272,434
553,500	Merrill Lynch & Co. Inc.	14,750,775

	Total Capital Markets	40,036,417

Diversified Financial Services — 0.2%
88,225	CIT Group Inc.	748,148
98,690	Liberty Media Holding Corp., Capital Group, Series A Shares *	1,533,643

	Total Diversified Financial Services	2,281,791

Thrifts & Mortgage Finance — 0.8%
49,500	Astoria Financial Corp.	1,107,315
379,415	New York Community Bancorp Inc.	6,305,877

	Total Thrifts & Mortgage Finance	7,413,192

	TOTAL FINANCIALS	49,731,400

HEALTH CARE — 38.3%
Biotechnology — 25.1%
168,920	Alkermes Inc. *	2,660,490
877,705	Amgen Inc. *	54,970,664
960,856	Biogen Idec Inc. *	67,029,315
80,700	Genentech Inc. *	7,686,675
822,116	Genzyme Corp. *	63,015,191
580,803	ImClone Systems Inc. *	37,130,736
232,950	Isis Pharmaceuticals Inc. *	3,990,433
See Notes to Schedule of Investments.

Legg Mason Partners Variable Aggressive Growth Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Biotechnology — 25.1% (continued)
283,110	Vertex Pharmaceuticals Inc. *	$9,767,295

	Total Biotechnology	246,250,799

Health Care Equipment & Supplies — 2.3%
451,761	Covidien Ltd.	22,244,712

Health Care Providers & Services — 4.6%
1,629,020	UnitedHealth Group Inc.	45,742,882

Pharmaceuticals — 6.3%
208,410	BioMimetic Therapeutics Inc. *	2,792,694
1,116,880	Forest Laboratories Inc. *	39,660,409
127,548	Johnson & Johnson	8,733,211
85,018	Teva Pharmaceutical Industries Ltd., ADR	3,812,207
397,000	Valeant Pharmaceuticals International *	6,796,640

	Total Pharmaceuticals	61,795,161

	TOTAL HEALTH CARE	376,033,554

INDUSTRIALS — 7.3%
Aerospace & Defense — 3.9%
390,000	L-3 Communications Holdings Inc.	38,489,100

Industrial Conglomerates — 2.1%
451,761	Tyco International Ltd.	20,130,470

Machinery — 1.3%
312,000	Pall Corp.	12,611,040

	TOTAL INDUSTRIALS	71,230,610

INFORMATION TECHNOLOGY — 10.1%
Communications Equipment — 1.2%
93,068	Arris Group Inc. *	890,661
417,225	Nokia Oyj, ADR	11,398,587

	Total Communications Equipment	12,289,248

Computers & Peripherals — 1.3%
3,500	LaserCard Corp. *	18,270
273,500	Quantum Corp. *	448,540
510,600	SanDisk Corp. *	7,199,460
341,967	Seagate Technology	5,119,246

	Total Computers & Peripherals	12,785,516

Electronic Equipment & Instruments — 1.6%
11,730	Excel Technology Inc. *	369,964
451,761	Tyco Electronics Ltd.	14,971,360

	Total Electronic Equipment & Instruments	15,341,324

Internet Software & Services — 0.0%
2	Move Inc. *	4

Semiconductors & Semiconductor Equipment — 4.5%
603,050	Broadcom Corp., Class A Shares *	14,648,084
100,000	Cabot Microelectronics Corp. *	3,904,000
235,500	Cirrus Logic Inc. *	1,337,640
141,400	Cree Inc. *	2,743,160
139,700	DSP Group Inc. *	986,282
411,659	Intel Corp.	9,134,713
1,824,855	Micron Technology Inc. *	8,814,050
560,700	RF Micro Devices Inc. *	1,833,489
15,700	Standard Microsystems Corp. *	416,364

	Total Semiconductors & Semiconductor Equipment	43,817,782

Software — 1.5%
111,800	Advent Software Inc. *	4,867,772
243,800	Autodesk Inc. *	7,774,782
See Notes to Schedule of Investments.

Legg Mason Partners Variable Aggressive Growth Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Software — 1.5% (continued)
97,564	Microsoft Corp.	$2,509,346

	Total Software	15,151,900

	TOTAL INFORMATION TECHNOLOGY	99,385,774

	TOTAL INVESTMENTS — 100.4% (Cost — $812,023,216#)	985,074,903
	Liabilities in Excess of Other Assets — (0.4)%	(4,207,136)

	TOTAL NET ASSETS — 100.0%	$980,867,767

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pensions or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$320,103,774
Gross unrealized depreciation	(147,052,087)

Net unrealized appreciation	$173,051,687

3. Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.
***
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 26, 2008